Note 21 - Advertising Expenses (Details Textual) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Advertising Expense	¥ 815,439	¥ 574,118	¥ 656,890